October 31, 2012

CONFIDENTIAL SUBMISSION VIA EDGAR

Amendment No. 3 to Draft Registration Statement U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549	Confidential Submission Pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act and Section 24(b)(2) of the Securities Exchange Act of 1934

Re:	Confidential Submission of TriLinc Global Impact Fund, LLC’s Registration Statement on Form S-1

(CIK No. 0001550453)

Ladies and Gentlemen:

On behalf of our client TriLinc Global Impact Fund, LLC, a Delaware limited liability company (the “Company”) and in response to your letter to us dated October 26, 2012, we hereby confidentially submit Amendment No. 3 (“Amendment No. 3”) to Registration Statement on Form S-1 (the “Registration Statement”) of the Company submitted on May 18, 2012, pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act and Section 24(b)(2) of the Securities Exchange Act of 1934 for non-public review by the Staff of the Securities and Exchange Commission prior to the public filing of the Registration Statement. In response to your letter to us, Amendment No. 3 includes a complete set of financial statements, including interim financials for the quarter ended September 30, 2012. The only other changes contained in Amendment No. 3 include filing of Certificate of Formation of the Company as Exhibit 3.1, updating of the Exhibit Index to indicate the exhibits previously submitted, and updating the date on the cover and signature pages.

If you have any questions with respect to this confidential submission, please call me at 212-801-9330.

Very truly yours,

/s/ Judith D. Fryer, Esq.
Judith D. Fryer, Esq.

Enclosures

cc:	Gloria S. Nelund, Chairman and Chief Executive Officer of the Company